Nature of Business and Basis Of Preparation - Additional Information (Detail) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 01, 2015	Jan. 31, 2016	Jun. 30, 2015	Dec. 31, 2015
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Separation-related adjustments				$ (72,000,000)
Shire Plc | Subsequent Event
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Cash value per share upon completion of the divestiture of business		$ 18.00
Ratio per Shares upon completion of the divestiture of business		0.1482
Termination fee to be disburse to company in connection with termination of merger agreement		$ 369,000,000
Termination fee to be disbursed by company in connection with termination of merger agreement		369,000,000
Shire Plc | Subsequent Event | Maximum
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Transaction expenses to be reimbursed to company in connection with termination of merger agreement		110,000,000
Transaction expenses to be reimbursed by company in connection with termination of merger agreement		$ 65,000,000
Baxter
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Cash distribution for spin-off			$ 4,000,000,000
Baxter | Post-Separation
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Percentage of Baxalta common stock distributed to Baxter shareholders upon spin-off	80.50%
Percentage of shares of Baxalta held by Baxter after spin-off	19.50%
Baxter | Post-Separation | Subsequent Event
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Percentage of Baxalta common stock distributed to Baxter shareholders upon spin-off		13.90%